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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes    60 State Street   Boston,    MA        02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)     (State)   (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------------ATTENTION-----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                                    Michael J. Puzo
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:     Name:                            13F File No.:
1. Brian C. Broderick (12)*     28-11136          6. Kurt F. Somerville (32)*      28-10379
-----------------------------   ---------------   ------------------------------   ----------------
2. Timothy F. Fidgeon           28-06169          7.
-----------------------------   ---------------   ------------------------------   ----------------
3. Roy A. Hammer                28-5798           8.
-----------------------------   ---------------   ------------------------------   ----------------
4. Stephen W. Kidder (35)*      28-11134          9.
-----------------------------   ---------------   ------------------------------   ----------------
5. Lawrence T. Perera           28-06167          10.
-----------------------------   ---------------   ------------------------------   ----------------

----------
* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
ABBOTT LABS                    COMMON STOCK           002824100       260760       6150            xx                     4650
                                                                                                   xx     35              1500

ALBERTO CULVER CO              COMMON STOCK           013068101      1495769      33425            xx                     3025
                                                                                                   xx     12              1600
                                                                                                   xx     32               400
                                                                                                   xx     35             28400

AMAZON NOTE CONV SUB DEB       CONV. CORPORATE BONDS  023135AF3      3719388    3805000            xx                   845000
                                                                                                   xx     12            430000
                                                                                                   xx     32            540000
                                                                                                   xx     35           1990000

AMGEN INC.                     COMMON STOCK           031162100      4131129      51853            xx                    19105
                                                                                                   xx     12              2660
                                                                                                   xx     32             13100
                                                                                                   xx     35             16988

ANALOG DEVICES, INC.           COMMON STOCK           032654105      2410757      64910            xx                    18750
                                                                                                   xx     12              4950
                                                                                                   xx     32             10200
                                                                                                   xx     35             31010

APTARGROUP INC.                COMMON STOCK           038336103      2523474      50662            xx                    10350
                                                                                                   xx     12              3350
                                                                                                   xx     32              9100
                                                                                                   xx     35             27862

AUTOMATIC DATA PROCESSING      COMMON STOCK           053015103      1431080      33250            xx                    17850
                                                                                                   xx     12              1000
                                                                                                   xx     32             12800
                                                                                                   xx     35              1600

AVERY DENNISON CORP.           COMMON STOCK           053611109       639158      12200            xx                     3000
                                                                                                   xx     12               600
                                                                                                   xx     32               700
                                                                                                   xx     35              7900

                                                                         PAGE: 2
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
AVON PRODUCTS INC.             COMMON STOCK           054303102       313200      11600            xx                    11600

B P PLC ADR                    COMMON STOCK           055622104      4748296      67019            xx                    25085
                                                                                                   xx     12              8005
                                                                                                   xx     32             22545
                                                                                                   xx     35             11384

BARRICK GOLD CORP              COM                    067901108       518543      17850            xx     35             17850

BEA SYSTEMS INC.               CORPORATE BONDS        073325AD4      3708063    3755000            xx                   985000
                                                                                                   xx     12            435000
                                                                                                   xx     32            660000
                                                                                                   xx     35           1675000

BERKSHIRE HATHAWAY INC.        CLASS B                084670207       557124        204            xx                      176
                                                                                                   xx     12                 4
                                                                                                   xx     32                24

BIOMET INC.                    COMMON STOCK           090613100      1550878      44681            xx                    10225
                                                                                                   xx     12              4110
                                                                                                   xx     32              7900
                                                                                                   xx     35             22446

BRISTOL-MYERS SQUIBB CO.       COMMON STOCK           110122108       584177      24280            xx                    10900
                                                                                                   xx     32             12180
                                                                                                   xx     35              1200

CANADIAN NATIONAL RAILWAY CO.  COMMON STOCK           136375102      2422534      34125            xx                    12065
                                                                                                   xx     12              3485
                                                                                                   xx     32              7300
                                                                                                   xx     35             11275

CHIQUITA BRANDS INTL INC.      COMMON STOCK           170032809       712725      25500            xx                     5000
                                                                                                   xx     32               300
                                                                                                   xx     35             20200

                                                                         PAGE: 3
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
CISCO SYS INC.                 COMMON STOCK           17275R102       583332      32552            xx                     8004
                                                                                                   xx     12              2648
                                                                                                   xx     32             19300
                                                                                                   xx     35              2600

COLGATE PALMOLIVE CO.          COMMON STOCK           194162103       338648       6415            xx                     2600
                                                                                                   xx     32              3015
                                                                                                   xx     35               800

DOW CHEMICAL CO.               COMMON STOCK           260543103       208350       5000            xx                     3200
                                                                                                   xx     32              1800

DOW JONES & CO. INC.           COMMON STOCK           260561105      1500867      39300            xx                    38900
                                                                                                   xx     32               400

DOW JONES & CO. INC.           CLASS B (RESTRICTED)   260561204       895556      23450            xx                    23450

E I DU PONT DE NEMOURS & CO.   COMMON STOCK           263534109       387117       9883            xx                     2261
                                                                                                   xx     12              2982
                                                                                                   xx     32              4640

E M C CORP.                    COMMON STOCK           268648102       927539      71680            xx                    33400
                                                                                                   xx     12              6180
                                                                                                   xx     32             28500
                                                                                                   xx     35              3600

EMERSON ELECTRIC CO.           COMMON STOCK           291011104      2507615      34925            xx                    12415
                                                                                                   xx     12              5035
                                                                                                   xx     32              9600
                                                                                                   xx     35              7875

ENCANA                         COMMON STOCK           292505104      4625616      79328            xx                    31950
                                                                                                   xx     12              8820
                                                                                                   xx     32             20000
                                                                                                   xx     35             18558

                                                                         PAGE: 4
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
EXXON MOBIL CORP.              COMMON STOCK           30231G102      3350909      52737            xx                    14875
                                                                                                   xx     12             12580
                                                                                                   xx     32             21232
                                                                                                   xx     35              4050

FUEL CELL ENERGY INC.          COMMON STOCK           35952H106       282258      25730            xx                    12750
                                                                                                   xx     12              2380
                                                                                                   xx     32             10400
                                                                                                   xx     35               200

GENERAL ELECTRIC CO.           COMMON STOCK           369604103      3194643      94881            xx                    34821
                                                                                                   xx     12             19300
                                                                                                   xx     32             30800
                                                                                                   xx     35              9960

GILLETTE COMPANY               COMMON STOCK           375766102       494700       8500            xx     12              8500

HELMERICH & PAYNE INC.         COMMON STOCK           423452101       247599       4100            xx                     2300
                                                                                                   xx     32              1600
                                                                                                   xx     35               200

HEWLETT-PACKARD CO.            COMMON STOCK           428236103       224840       7700            xx                     2200
                                                                                                   xx     32              4400
                                                                                                   xx     35              1100

INTEL CORPORATION              COMMON STOCK           458140100      4128062     167467            xx                    71337
                                                                                                   xx     12             12900
                                                                                                   xx     32             44300
                                                                                                   xx     35             38930

IVAX CORP                      CORPORATE BONDS        465823AG7      4009981    4015000            xx                  1020000
                                                                                                   xx     12            325000
                                                                                                   xx     32            695000
                                                                                                   xx     35           1975000

                                                                         PAGE: 5
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
JEFFERSON-PILOT CORP.          COMMON STOCK           475070108      3833554      74918            xx                    27409
                                                                                                   xx     12              7555
                                                                                                   xx     32             22947
                                                                                                   xx     35             17007

JOHNSON & JOHNSON              COMMON STOCK           478160104      5599204      88483            xx                    32137
                                                                                                   xx     12             12074
                                                                                                   xx     32             24630
                                                                                                   xx     35             19642

KOPIN                          COMMON STOCK           500600101       316920      45600            xx                    17600
                                                                                                   xx     12              6800
                                                                                                   xx     35             21200

LIFELINE SYS. INC.             COMMON STOCK           532192101       716271      21426            xx                     1700
                                                                                                   xx     12               600
                                                                                                   xx     32               300
                                                                                                   xx     35             18826

ELI LILLY & CO.                COMMON STOCK           532457108       230136       4300            xx     12              1600
                                                                                                   xx     32              2700

MERCK & CO. INC.               COMMON STOCK           589331107      1382812      50820            xx                    21510
                                                                                                   xx     12              6410
                                                                                                   xx     32             13850
                                                                                                   xx     35              9050

MICROSOFT CORP.                COMMON STOCK           594918104      1815535      70561            xx                    15771
                                                                                                   xx     12              3100
                                                                                                   xx     32             35200
                                                                                                   xx     35             16490

NOKIA CORP. ADR A              COMMON STOCK           654902204      1329955      78649            xx                    19125
                                                                                                   xx     12              4490
                                                                                                   xx     32             15200
                                                                                                   xx     35             39834

                                                                         PAGE: 6
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
ORACLE CORP                    COMMON STOCK           68389X105       743678      59974            xx                     7950
                                                                                                   xx     12              5800
                                                                                                   xx     32             15200
                                                                                                   xx     35             31024

PEPSICO INC.                   COMMON STOCK           713448108      1914870      33766            xx                     5460
                                                                                                   xx     12              2244
                                                                                                   xx     32             13700
                                                                                                   xx     35             12362

PFIZER INC.                    COMMON STOCK           717081103       972881      38962            xx                     9100
                                                                                                   xx     12             11975
                                                                                                   xx     32              6687
                                                                                                   xx     35             11200

PROCTER & GAMBLE CO.           COMMON STOCK           742718109      2507963      42179            xx                     9375
                                                                                                   xx     12              9500
                                                                                                   xx     32             11200
                                                                                                   xx     35             12104

SCHLUMBERGER LTD               COMMON STOCK           806857108       379710       4500            xx                     2000
                                                                                                   xx     12               300
                                                                                                   xx     32              2200

J M SMUCKER CO NEW             COMMON STOCK           832696405      2649313      54580            xx                    12750
                                                                                                   xx     12              4610
                                                                                                   xx     32             11700
                                                                                                   xx     35             25520

SNAP ON INC                    COMMON STOCK           833034101       220332       6100            xx                     2600
                                                                                                   xx     35              3500

SONOSITE INC                   COMMON STOCK           83568G104       957714      32268            xx                     3600
                                                                                                   xx     12              2200
                                                                                                   xx     32               300
                                                                                                   xx     35             26168

                                                                         PAGE: 7
AS OF:   SEPTEMBER 30, 2005        FORM 13F   SEC FILE # MICHAEL J PUZO\28-06165

                                                                                           ITEM 6:                     ITEM 8:
                                                                               ITEM 5:    INVESTMENT               VOTING AUTHORITY
                                                       ITEM 3:     ITEM 4:    SHARES OR   DISCRETION             -------------------
           ITEM 1:                     ITEM 2:          CUSIP    FAIR MARKET  PRINCIPAL  ------------   ITEM 7:   (A)     (B)   (C)
        NAME OF ISSUER             TITLE OF CLASS       NUMBER      VALUE       AMOUNT   (A)  (B) (C)  MANAGERS  SOLE   SHARED  NONE
-----------------------------  ---------------------  ---------  -----------  ---------  ---  --- ---  --------  ----  -------  ----
STATE STREET CORP.             COMMON STOCK           857477103       513660      10500            xx                     1900
                                                                                                   xx     12              5600
                                                                                                   xx     32              3000

SUNCOR ENERGY INC.             COMMON STOCK           867229106       774784      12800            xx                      500
                                                                                                   xx     12               500
                                                                                                   xx     35             11800

SYMANTEC CORP.                 COMMON STOCK           871503108       469062      20700            xx                     5400
                                                                                                   xx     12              1100
                                                                                                   xx     32               700
                                                                                                   xx     35             13500

3 M COMPANY                    COMMON STOCK           88579Y101      2829422      38569            xx                    14225
                                                                                                   xx     12              2068
                                                                                                   xx     32             13376
                                                                                                   xx     35              8900

UNITED NATURAL FOODS INC.      COMMON STOCK           911163103       561375      15876            xx                     2300
                                                                                                   xx     12               200
                                                                                                   xx     32               300
                                                                                                   xx     35             13076

VERISIGN INC.                  COMMON STOCK           92343E102       549209      25700            xx                     4100
                                                                                                   xx     12              1400
                                                                                                   xx     32               600
                                                                                                   xx     35             19600

AGGREGATE TOTAL:                                                  90,903,047